Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of loans, by major class within Company's loan portfolio
Commercial, financial, and agricultural	$ 130,040	$ 128,555
Real estate construction - residential	22,177	30,201
Real estate construction - commercial	43,486	47,697
Real estate mortgage - residential	221,223	203,454
Real estate mortgage - commercial	405,092	402,960
Installment and other consumer	24,966	30,063
Total loans	$ 846,984	$ 842,930